INVENTORY (Details) - CAD ($)	Mar. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Dried cannabis	$ 7,429,076	$ 5,778,176
Cannabis oils	1,873,071	337,314
Goods for resale	169,821	1,498
Supplies and consumables	521,160	655,537
Total current inventories	$ 9,993,128	$ 6,772,525